Consolidated Statements of Comprehensive Income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME STATEMENT
Revenue	kr 16,474	kr 14,505	kr 8,417
Cost of product sales	(226)
Research and development expenses	(7,630)	(5,562)	(4,181)
Selling, general and administrative expenses	(3,297)	(2,676)	(1,283)
Operating expenses	(10,927)	(8,238)	(5,464)
Operating profit	5,321	6,267	2,953
Financial income	1,258	1,358	1,667
Financial expenses	(942)	(680)	(702)
Net profit before tax	5,637	6,945	3,918
Corporate tax	(1,285)	(1,493)	(961)
Net profit	kr 4,352	kr 5,452	kr 2,957
Basic net profit per share	kr 66.64	kr 83.38	kr 45.22
Diluted net profit per share	kr 66.02	kr 82.59	kr 44.77
Statement of Comprehensive Income
Net profit	kr 4,352	kr 5,452	kr 2,957
Amounts which may be re-classified to the income statement:
Exchange differences on translation of foreign operations	(38)	17	27
Total comprehensive income	kr 4,314	kr 5,469	kr 2,984